WARRANT DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2014
Warrant Derivative Liability [Abstract]
Warrant Derivative Liability [Text Block]

NOTE 8 - WARRANT DERIVATIVE LIABILITIES

The Company issued warrants in conjunction with the issuance of convertible debentures and the sale of Series A Convertible Preferred and Common Stock.  These warrants contained certain reset provisions. Therefore, in accordance with ASC 815-40,    the Company classified the fair value of the warrant as a liability at the date of issuance.  Subsequent to the initial issuance date, the Company is required to adjust the warrant to fair value as an adjustment to current period operations.

On April 19, 2013, the reset provisions of an aggregate of 441,826 warrants which were previously classified as derivative liabilities expired. Accordingly, the fair value at the date of expiration of $4,027,945 was reclassified from liabilities to equity.

On April 29, 2013, in connection with an amendment to the Secured Convertible Debentures, the Company reinstated the reset provisions of an aggregate of 220,913 warrants and extended their term from August 31, 2016 to April 30, 2018.  The fair value of the modified warrants of $3,041,342 was recorded as a liability with $2,013,972 reclassified from equity (based on original terms) and $1,027,381 charged to 2013 interest (based on term modifications). The fair values were determined using the binomial lattice model.

On September 13, 2013, in connection with an amendment to the Secured Convertible Debentures, the Company modified the terms of 220,913 warrants as described above, 58,910 warrants issued on March 31, 2012 and 130,000 warrants issued on April 12, 2012, reducing the exercise prices from $5.00 per share to $2.50 per share; and eliminating the embedded reset provisions. Accordingly, the Company determined the change in fair values of $64,017 to current period expense and reclassified the adjusted liability to equity of $2,356,869. The fair values were determined using the binomial lattice model.

As of December 31, 2014, all warrants with embedded reset provisions had expired.  (See Note 4).